Summary of Significant Accounting Policies and Disclosures (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Capitalized interest			$ 0		$ 0
Depreciation method			straight-line
Vessel estimated useful life			30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)			$ 400
Assets held for sale			$ 0		0
Future charter rate assumptions			charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter
Impairment charges			$ 0	$ 8,497,000
Total aggregate carrying amount			$ 1,212,642,000		$ 1,140,583,000
Two Vessel Groups [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	$ 912,000	$ 7,585,000
GSL Matisse And Utrillo [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be sold			2
Impairment charges	912,000	7,585,000		8,497,000
Total aggregate carrying amount	8,008,000	15,585,000		8,008,000
Fair value of property, plant and equipment	$ 7,096,000	$ 8,000,000		$ 7,096,000